Annual Total Returns [BarChart] - First Trust RiverFront Dynamic Emerging Markets ETF - First Trust RiverFront Dynamic Emerging Markets ETF	Mar. 01, 2021
Bar Chart Table:
2017	35.56%
2018	(18.08%)
2019	19.94%
2020	8.68%